Retirement Plans and Postretirement Costs (Tables)	12 Months Ended
Jun. 29, 2014
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax

Amounts included in accumulated other comprehensive loss, net of tax, at June 29, 2014, which have not yet been recognized in net periodic benefit cost are as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$28	$(2,184)
Net actuarial loss	15,232	3,711
	$15,260	$1,527

Amounts Included in Accumulated Other Comprehensive Loss Expected to be Recognized, Net of Tax

Prior service cost (credit) and unrecognized net actuarial losses included in accumulated other comprehensive loss at June 29, 2014 which are expected to be recognized in net periodic benefit cost in fiscal 2015, net of tax, for the pension, SERP and postretirement plans are as follows (thousands of dollars):

	Pension and SERP	Postretirement
Prior service cost (credit)	$7	$(481)
Net actuarial loss	1,748	437
	$1,755	$(44)

Summary of Pension Supplemental Executive Retirement Plan and Postretirement Plans Income and Expense

The following tables summarize the pension, SERP and postretirement plans’ income and expense, funded status and actuarial assumptions for the years indicated (thousands of dollars). We use a June 30 measurement date for our pension and postretirement plans.

	Pension and SERP Benefits			Postretirement Benefits
	Years Ended			Years Ended
	June 29, 2014	June 30, 2013	July 1, 2012	June 29, 2014	June 30, 2013	July 1, 2012
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	$217	$216	$150	$15	$15	$11
Interest cost	4,407	4,447	4,784	157	181	227
Expected return on plan assets	(6,442)	(6,126)	(6,411)	—	—	—
Amortization of prior service cost (credit)	12	12	12	(764)	(764)	(764)
Amortization of unrecognized net loss	2,665	4,453	2,414	847	898	673
Settlement loss	—	2,144	—	—	—	—
Net periodic benefit cost	$859	$5,146	$949	$255	$330	$147

	Pension and SERP Benefits		Postretirement Benefits
	2014	2013	2014	2013
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit Obligations:
Discount rate	4.39%	5.02%	4.39%	5.02%

Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a
Net Periodic Benefit Cost:
Discount rate	5.02%	4.56%	5.02%	4.56%
Expected return on plan assets	7.5%	7.5%	n/a	n/a
Rate of compensation increases—SERP	3.0%	3.0%	n/a	n/a
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$89,915	$103,383	$3,540	$4,475
Service cost	217	216	15	15
Interest cost	4,407	4,447	157	181
Plan Amendments	(3)	—	—	—
Actuarial (gain) loss	7,030	(8,381)	(112)	239
Benefits paid	(4,121)	(9,750)	(671)	(1,370)
Benefit obligation at end of year	$97,445	$89,915	$2,929	$3,540
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$90,434	$79,517	$—	$—
Actual return on plan assets	14,021	11,914	—	—
Employer contribution	4,006	8,753	671	1,370
Benefits paid	(4,121)	(9,750)	(671)	(1,370)
Fair value of plan assets at end of year	$104,340	$90,434	$—	$—
Funded status – prepaid (accrued) benefit obligations	$6,895	$519	$(2,929)	$(3,540)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	$8,768	$1,983	$—	$—
Accrued payroll and benefits (current liabilities)	(254)	—	(706)	(823)
Accrued benefit obligations (long-term liabilities)	(1,619)	(1,464)	(2,223)	(2,717)
Net amount recognized	$6,895	$519	$(2,929)	$(3,540)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost	$859	$5,146	$255	$330
Net actuarial (gain) loss	(550)	(14,170)	(112)	238
Prior service cost	(3)	—	—	—
Amortization of prior service (cost) credits	(12)	(12)	764	764
Amortization of unrecognized net loss	(2,665)	(6,597)	(847)	(898)
Total recognized in other comprehensive income, before tax	(3,230)	(20,779)	(195)	104
Total recognized in net periodic benefit cost and other comprehensive income	$(2,371)	$(15,633)	$60	$434

The Accumulated Benefit Obligations and Projected Benefit Obligations for the Pension and SERP

The following table summarizes the accumulated benefit obligations and projected benefit obligations for the pension and SERP (thousands of dollars) for 2014 and 2013:

	Pension		SERP
	June 29, 2014	June 30, 2013	June 29, 2014	June 30, 2013
Accumulated benefit obligation	$95,573	$88,451	$1,422	$1,020
Projected benefit obligation	$95,573	$88,451	$1,872	$1,464

Significant Effect of Health Care Trend on the Postretirement Benefit

The health care cost trend assumption has a significant effect on the postretirement benefit amounts reported. A 1% change in the health care cost trend rates would have the following effects (thousands of dollars):

	1% Increase	1% Decrease
Effect on total of service and interest cost components in fiscal 2014	$2	$(2)
Effect on postretirement benefit obligation as of June 29, 2014	$41	$(40)

Pension Plan Weighted-Average Asset Allocations by Asset Category

The pension plan weighted-average asset allocations by asset category were as follows for 2014 and 2013:

	Target Allocation	June 29, 2014	June 30, 2013
Equity investments	50%	43%	64%
Fixed-income Investments	50	26	25
Cash	—	26	5
Other	—	5	6
Total	100%	100%	100%

Summary, by Asset Category, of the Fair Value of Pension Plan Assets

The following is a summary, by asset category, of the fair value of pension plan assets at the June 30, 2014 and June 30, 2013 measurement dates (thousands of dollars):

	June 30, 2014				June 30, 2013
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$—	$27,736	$—	$27,736	$—	$4,572	$—	$4,572
Equity Securities/Funds:
Small Cap	—	—	—	—	13,681	—	—	13,681
Mid Cap	10,866	—	—	10,866	9,048	—	—	9,048
Large Cap	21,920	—	—	21,920	18,039	—	—	18,039
International	11,728	—	—	11,728	17,600	—	—	17,600
Fixed Income Bond Funds/Bonds	4,884	21,771	—	26,655	1,024	21,383	—	22,407
Hedge Funds	—	—	5,435	5,435	—	—	5,087	5,087
Total	$49,398	$49,507	$5,435	$104,340	$59,392	$25,955	$5,087	$90,434

Changes in Level 3 Investments for the Pension Plan Assets

The following table summarizes the changes in Level 3 investments for the pension plan assets (thousands of dollars):

			Realized and
	Fair Value	Net Purchases	Unrealized	Fair Value
	June 30, 2013	and Sales	Gain, net	June 30, 2014
Hedge Funds	$5,087	$(111)	$459	$5,435

Expected Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the fiscal years noted below (thousands of dollars):

	Pension and SERP Benefits	Postretirement Benefits
2015	$4,856	$706
2016	$5,119	$586
2017	$5,110	$483
2018	$5,342	$391
2019	$5,707	$285
2020-2024	$30,938	$645

Schedule of 401(k) Plan Contribution	Our contributions to the 401(k) Plan were as follows (thousands of dollars):
	2014	2013	2012
Company Contributions	$1,605	$1,464	$1,370